Expenses by category (Details) SFr in Thousands	12 Months Ended
	Dec. 31, 2024 CHF (SFr) employee	Dec. 31, 2023 CHF (SFr) employee	Dec. 31, 2022 CHF (SFr) employee
Disclosure of detailed information about borrowings [line items]
Operating expenses	SFr 79,687	SFr 68,425	SFr 74,782
Research and development expenses	62,570	54,606	60,336
General and administrative expenses	17,259	15,305	15,789
Financial result, net [Abstract]
Financial income	3,196	1,044	69
Financial expense	(133)	(176)	(355)
Foreign exchange gain (loss)	(1,598)	(1,467)	393
Finance result, net	1,465	(599)	107
Increase in net finance result	2,100
Increase in financial income	2,200
Research and development expenses
Disclosure of detailed information about borrowings [line items]
Operating expenses	40,163	33,198	41,166
Payroll expenses	20,195	19,499	17,548
Share-based compensation	2,212	1,909	1,622
Total expenses by category	SFr 62,570	SFr 54,606	SFr 60,336
Average number of employees | employee	122.5	115.4	122.4
General and administrative expenses
Disclosure of detailed information about borrowings [line items]
Operating expenses	SFr 5,825	SFr 4,729	SFr 6,207
Payroll expenses	8,222	7,755	7,874
Share-based compensation	3,212	2,821	1,708
Total expenses by category	SFr 17,259	SFr 15,305	SFr 15,789
Average number of employees | employee	30.9	26.2	22.5